Note 4 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	2012	2011

Land	$5,583,180	$5,525,022
Buildings (useful lives 15 to 50 years)	28,368,503	28,124,868
Furniture and equipment (useful lives 3 to 10 years)	20,069,281	18,882,807
	54,020,964	52,532,697
Less accumulated depreciation	22,758,574	20,791,946
	$31,262,390	$31,740,751

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31:
2013	$373,079
2014	374,846
2015	216,844
2016	222,897
2017	224,772
Thereafter	339,102
$1,751,540